Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Risk/Return [Heading]	rr_RiskReturnHeading	Brandes Separately Managed Account Reserve Trust
Objective [Heading]	rr_ObjectiveHeading	Investment Objective
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	The Separately Managed Account Reserve Trust (the “Fund”) seeks to maximize long-term total return.
Expense [Heading]	rr_ExpenseHeading	Fees and Expenses of the Fund
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock	This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.
Shareholder Fees Caption [Text]	rr_ShareholderFeesCaption	Shareholder Fees (fees paid directly from your investment)
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (fees paid from Fund assets)
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio Turnover
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio).  A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account.  These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund’s performance.  During the most recent fiscal year, the Fund’s portfolio turnover rate was 27.44% of the average value of its portfolio.

Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	27.44%
Other Expenses, New Fund, Based on Estimates [Text]	rr_OtherExpensesNewFundBasedOnEstimates	The Fund does not pay any other ordinary expenses. The amount under "Other expenses" reflects the estimated amount of operating expenses of the Fund which would be paid if the fees were not paid by the Advisor.
Expense Example [Heading]	rr_ExpenseExampleHeading	Example
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock
This Example illustrates the amount of expenses you could incur if the Advisor charged the Fund for its services.  This Example is intended to help you compare the costs of investing in the Fund with the cost of investing in other mutual funds.  The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods.  The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same.

Expense Example by, Year, Caption [Text]	rr_ExpenseExampleByYearCaption	Although your actual costs may be higher or lower, based on these assumptions your costs would be:
Strategy [Heading]	rr_StrategyHeading	Principal Investment Strategies
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock
The Fund invests primarily in a diversified portfolio of debt securities. These include debt obligations issued or guaranteed by the U.S. Government and foreign governments and their agencies and instrumentalities, debt securities issued by U.S. and foreign companies, collateralized mortgage obligations, and U.S. and foreign mortgage-backed and asset-backed debt securities.  The Fund may invest up to 60% of its total assets in non-U.S. dollar securities, and may engage in currency hedging.  Brandes Investment Partners, L.P., the investment advisor to the Fund (the “Advisor”), generally uses the principles of value investing to analyze and select debt securities for the Fund’s investment portfolio.  As part of this process, the Advisor reviews such measures as the issuer’s free cash flow, debt-to-equity ratio, earnings before interest, taxes, depreciation and amortization (“EBITDA”)-to-interest ratio, debt-to-EBITDA ratio, or other measures of credit worthiness in evaluating the securities of a particular issuer.

The Fund may invest in debt instruments of any maturity or with no maturity and it may invest in both investment-grade securities and non-investment grade securities (also known as “high-yield bonds” or “junk bonds”).  (Up to 60% of the Fund’s total debt securities may be in junk bonds.) The Fund invests in debt securities that can be purchased at prices or yield premiums over U.S. Treasury securities (or other relatively risk free securities) which the Advisor believes to be attractive based on the Advisor’s assessment of each security’s intrinsic value.  The Advisor will typically sell a security from the Fund’s portfolio when the Advisor’s research process identifies a significantly better investment opportunity.  The Advisor may also sell certain portfolio securities from time to time in order to adjust the average maturity, duration or yield of the Fund’s portfolio or to meet requirements for redemption of Fund shares.

Risk [Heading]	rr_RiskHeading	Principal Investment Risks
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock
Because the values of the Fund’s investments will fluctuate with market conditions, so will the value of your investment in the Fund.  You could lose money on your investment in the Fund, or the Fund could underperform other investments.  Principal risks of the Fund are as follows:

•
Credit Risk – Fixed income securities are subject to varying degrees of credit risk, which are often reflected in credit ratings.  The value of an issuer’s securities held by the Fund may decline in response to adverse developments with respect to the issuer.

•
Currency Risks – Because the Fund invests in securities denominated in foreign currencies, the U.S. dollar values of its investments fluctuate as a result of changes in foreign exchange rates.  Such changes will also affect the Fund’s income.

•
Interest Rate Risk – As with most fixed income funds, the income on and value of your shares in the Fund will fluctuate along with interest rates.  When interest rates rise, the market prices of the debt securities the Fund owns usually decline.  When interest rates fall, the prices of these securities usually increase.

•
Foreign and Emerging MarketsSecurities Risk – Investing in foreign securities poses additional risks.  The performance of foreign securities can be adversely affected by the different political, regulatory and economic environments and other overall economic conditions in the countries where the issuers of these securities are located.  Emerging markets countries involve greater risk and volatility than more developed markets.  Some emerging markets countries may have fixed or managed currencies that are not free-floating against the U.S. dollar.  Certain of these currencies may experience substantial fluctuations or steady devaluation relative to the U.S. dollar.

•
Liquidity Risk – Liquidity risk exists when particular investments are difficult to purchase or sell.  Illiquid securities may also be difficult to value.The Fund’s investments in illiquid securities may reduce the return of the Fund because it may be unable to sell such illiquid securities at an advantageous time or price.

•
Mortgage- and Asset-Backed Securities Risk – Mortgage- and asset-backed securities may decline in value when defaults on the underlying mortgages or assets occur and may exhibit additional volatility in periods of changing interest rates.  When interest rates decline, the prepayment of mortgages or assets underlying such securities may require the Fund to reinvest that money at lower prevailing interest rates, resulting in reduced returns.

•
Non-Investment Grade (Junk Bond) Securities Risk – Below investment grade debt securities (commonly known as “high yield bonds” or “junk bonds”) are speculative and involve a greater risk of default and price change due to changes in the issuer’s creditworthiness.  The market prices of these debt securities may fluctuate more than the market prices of investment grade debt securities and may decline significantly in periods of general economic difficulty.

•
Portfolio Turnover Risk – The Fund is actively managed, which means that the Advisor may frequently buy and sell securities.  Frequent trading increases a Fund’s portfolio turnover rate and may increase transaction costs, such as brokerage commissions and taxes.  Increased transaction costs could detract from the Fund’s performance.

Risk Lose Money [Text]	rr_RiskLoseMoney	You could lose money on your investment in the Fund, or the Fund could underperform other investments.
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	Performance
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock
The following information shows you how the Fund has performed and provides some indication of the risks of investing in the Fund by showing how its performance has varied from year to year.  The bar chart shows changes in the yearly performance of the Fund since its inception.  The table below compares the Fund’s total return over time to broad-based indices.  The chart and table assume reinvestment of dividends and distributions. Of course, past performance, before and after taxes, does not indicate how the Fund will perform in the future.  Updated performance information is available on the Fund’s website at www.brandesinstitutionalfunds.com.

Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns	The following information shows you how the Fund has performed and provides some indication of the risks of investing in the Fund by showing how its performance has varied from year to year.
Performance Availability Website Address [Text]	rr_PerformanceAvailabilityWebSiteAddress	www.brandesinstitutionalfunds.com
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	Of course, past performance, before and after taxes, does not indicate how the Fund will perform in the future.
Bar Chart [Heading]	rr_BarChartHeading	Separately Managed Account Reserve Trust Year-by-Year Total Returns as of December 31, 2012
Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock
Best Quarter	Q2	2009	20.91%
Worst Quarter	Q3	2008	-16.44%

Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	Best Quarter
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Jun. 30, 2009
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	20.91%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	Worst Quarter
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Sep. 30, 2008
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(16.44%)
Index No Deduction for Fees, Expenses, Taxes [Text]	rr_IndexNoDeductionForFeesExpensesTaxes	(reflects no deduction for fees, expenses or taxes)
Performance Table Uses Highest Federal Rate	rr_PerformanceTableUsesHighestFederalRate	After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes.
Performance Table Not Relevant to Tax Deferred	rr_PerformanceTableNotRelevantToTaxDeferred	Actual after-tax returns depend on an investor's tax situation and may differ from those shown, and after-tax returns shown are not relevant to investors who are exempt from tax or hold their Fund shares through tax-deferred arrangements such as 401(k) plans or individual retirement accounts.
Performance Table Closing [Text Block]	rr_PerformanceTableClosingTextBlock
After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes.  Actual after-tax returns depend on an investor’s tax situation and may differ from those shown, and after-tax returns shown are not relevant to investors who are exempt from tax or hold their Fund shares through tax-deferred arrangements such as 401(k) plans or individual retirement accounts.

Caption	rr_AverageAnnualReturnCaption	Separately Managed Account Reserve Trust Average Annual Total Returns For periods ending December 31, 2012
Barclays Capital U.S. Aggregate Bond Index (reflects no deduction for fees, expenses or taxes)
Risk/Return:	rr_RiskReturnAbstract
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	4.21%
Average Annual Returns, 5 Years	rr_AverageAnnualReturnYear05	5.95%
Average Annual Returns, Since Inception	rr_AverageAnnualReturnSinceInception	5.78%
Average Annual Returns, Inception Date	rr_AverageAnnualReturnInceptionDate	Oct. 03, 2005
Barclays Capital U.S. Intermediate Credit Bond Index (reflects no deduction for fees, expenses or taxes)
Risk/Return:	rr_RiskReturnAbstract
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	8.10%
Average Annual Returns, 5 Years	rr_AverageAnnualReturnYear05	6.71%
Average Annual Returns, Since Inception	rr_AverageAnnualReturnSinceInception	6.10%
Average Annual Returns, Inception Date	rr_AverageAnnualReturnInceptionDate	Oct. 03, 2005
Brandes Separately Managed Account Reserve Trust
Risk/Return:	rr_RiskReturnAbstract
Shareholder Fees (fees paid directly from your investment)	rr_ShareholderFeeOther	none
Management Fees	rr_ManagementFeesOverAssets	0.55%	[1],[2]
Other Expenses	rr_OtherExpensesOverAssets	0.32%	[2],[3]
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	0.87%	[2]
Less: Fee Waiver and/or Expense Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(0.87%)	[2]
Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement	rr_NetExpensesOverAssets	none
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	89
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	278
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	482
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	1,073
Annual Return 2006	rr_AnnualReturn2006	11.00%
Annual Return 2007	rr_AnnualReturn2007	0.55%
Annual Return 2008	rr_AnnualReturn2008	(30.43%)
Annual Return 2009	rr_AnnualReturn2009	42.59%
Annual Return 2010	rr_AnnualReturn2010	18.97%
Annual Return 2011	rr_AnnualReturn2011	4.75%
Annual Return 2012	rr_AnnualReturn2012	14.88%
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	14.88%
Average Annual Returns, 5 Years	rr_AverageAnnualReturnYear05	7.27%
Average Annual Returns, Since Inception	rr_AverageAnnualReturnSinceInception	6.54%
Average Annual Returns, Inception Date	rr_AverageAnnualReturnInceptionDate	Oct. 03, 2005
Brandes Separately Managed Account Reserve Trust | After Taxes on Distributions
Risk/Return:	rr_RiskReturnAbstract
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	12.55%
Average Annual Returns, 5 Years	rr_AverageAnnualReturnYear05	4.43%
Average Annual Returns, Since Inception	rr_AverageAnnualReturnSinceInception	3.73%
Brandes Separately Managed Account Reserve Trust | After Taxes on Distributions and Sale of Fund Shares
Risk/Return:	rr_RiskReturnAbstract
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	9.59%
Average Annual Returns, 5 Years	rr_AverageAnnualReturnYear05	4.42%
Average Annual Returns, Since Inception	rr_AverageAnnualReturnSinceInception	3.84%

[1]	The Fund does not pay any management fees, advisory fees or expenses to the Advisor or affiliates of the Advisor. The amount under "Management fees" reflects the estimated amount of fees that would be attributable to advisory services if the Advisor charged the Fund for its services.
[2]	Investors in the Fund must be clients of "wrap account" programs sponsored by broker-dealers which have an agreement with the Advisor, or certain other persons or entities. The Advisor has agreed to pay or reimburse all expenses of the Fund other than extraordinary expenses. See "Shareholder Information."
[3]	The Fund does not pay any other ordinary expenses. The amount under "Other expenses" reflects the estimated amount of operating expenses of the Fund which would be paid if the fees were not paid by the Advisor.